Derivative Financial Instruments, Agency Business (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Derivative Financial Instruments
Notional Value, classified in Other Assets	$ 77,984	$ 550,118
Notional Value, classified in Other Liabilities	291,421	522,651
Net gains (losses) from changes in the fair value of derivatives	(1,400)	500
Income from mortgage servicing rights	76,820	44,941
Agency Business
Derivative Financial Instruments
Notional Value, classified in Other Assets	369,405	975,718
Fair Value, classified in Other Assets	684	5,615
Fair Value, classified in Other Liabilities	$ (1,306)	$ (2,299)
Non-Qualifying | Rate Lock Commitments | Agency Business
Derivative Financial Instruments
Count | item	3	12
Notional Value, classified in Other Assets	$ 38,578	$ 156,685
Fair Value, classified in Other Assets	276	2,816
Fair Value, classified in Other Liabilities	$ (278)	$ (764)
Non-Qualifying | Forward Sale Commitments | Agency Business
Derivative Financial Instruments
Count | item	75	105
Notional Value, classified in Other Assets	$ 330,827	$ 819,033
Fair Value, classified in Other Assets	408	2,799
Fair Value, classified in Other Liabilities	$ (1,028)	$ (1,535)